Organization and Business Background - Subsidiaries (Details)	12 Months Ended
Dec. 31, 2024
Sun Ngai Spraying and Silk Print Co., Ltd.
Organization and Business Background
Date of incorporation/ establishment	Jul. 25, 1995
Place of incorporation/ registration and operation	BVI
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Dormant
Sun Terrace Industries Limited
Organization and Business Background
Date of incorporation/ establishment	Mar. 02, 2004
Place of incorporation/ registration and operation	BVI
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Dormant
Viewmount Developments Limited
Organization and Business Background
Date of incorporation/ establishment	Nov. 12, 2013
Place of incorporation/ registration and operation	BVI
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Investment holding